Note 10 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2019	2018
Equity	$215,247	$213,881
Cash and cash equivalents ( Note 3 )	(72,360)	(130,180)
	$142,887	$83,701